ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		December 31, 2019 Fair Value
	Investments in Securities – 107.83%
	Common Stocks – 102.76%
	Brazil – 0.15%
	Investment Management / Advisory Services – 0.15%
182,877	XP Inc, Class A *	$7,044,422

	Total Brazil (cost $5,897,686)	$7,044,422

	Canada – 2.74%
	Retail - Restaurants – 0.69%
503,221	Restaurant Brands International Inc	32,090,403

	Web Hosting / Design – 2.05%
240,960	Shopify Inc, Class A *	95,800,877

	Total Canada (cost $118,332,472)	$127,891,280

	China – 9.95%
	Coffee – 1.40%
1,659,359	Luckin Coffee Inc ADR *	65,312,370

	E-Commerce / Products – 5.28%
378,964	Alibaba Group Holding Ltd ADR * (a)	80,378,264
1,742,624	JD.com Inc ADR *	61,392,644
8,020,900	Meituan Dianping, Class B *	104,896,136

		246,667,044

	Entertainment Software – 0.30%
762,843	Bilibili Inc ADR *	14,204,137

	Internet Content - Entertainment – 0.24%
216,710	JOYY Inc ADR *	11,440,121

	Internet Content - Information / Networks – 1.62%
1,573,100	Tencent Holdings Ltd	75,830,535

	Schools – 1.11%
427,008	New Oriental Education & Technology Group Inc ADR *	51,774,720

	Total China (cost $301,860,000)	$465,228,927

	France – 3.83%
	Aerospace / Defense - Equipment – 3.38%
772,843	Airbus SE	113,193,523
289,204	Safran SA	44,685,525

		157,879,048

	Entertainment Software – 0.45%
307,577	UBISOFT Entertainment SA *	21,260,814

	Total France (cost $146,525,201)	$179,139,862

	Germany – 2.03%
	Athletic Footwear – 2.03%
291,093	adidas AG	94,692,698

	Total Germany (cost $65,285,414)	$94,692,698

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2019 Fair Value
	Common Stocks (continued)
	Japan – 5.71%
	Audio / Video Products – 2.77%
830,600	Panasonic Corp	$7,868,440
1,784,400	Sony Corp	121,521,458

		129,389,898

	Cosmetics & Toiletries – 0.37%
239,800	Shiseido Co Ltd	17,171,600

	Finance - Other Services – 1.12%
2,941,838	Japan Exchange Group Inc	52,245,202

	Metal Products - Distribution – 0.45%
850,473	MISUMI Group Inc	21,301,932

	Web Portals / ISP – 1.00%
10,982,145	Z Holdings Corp	46,586,325

	Total Japan (cost $188,699,616)	$266,694,957

	Netherlands – 0.56%
	Semiconductor Components - Integrated Circuits – 0.56%
206,769	NXP Semiconductors NV	26,313,423

	Total Netherlands (cost $22,953,940)	$26,313,423

	Singapore – 2.02%
	Entertainment Software – 2.02%
2,348,716	Sea Ltd ADR *	94,465,358

	Total Singapore (cost $53,677,825)	$94,465,358

	Taiwan – 1.18%
	Semiconductor Components - Integrated Circuits – 1.18%
945,551	Taiwan Semiconductor Manufacturing Co Ltd	54,936,513

	Total Taiwan (cost $47,989,967)	$54,936,513

	United States – 74.59%
	Aerospace / Defense – 5.50%
203,473	Boeing Co (a)	66,283,364
165,046	Northrop Grumman Corp	56,770,873
190,127	Raytheon Co	41,778,507
164,800	TransDigm Group Inc	92,288,000

		257,120,744

	Applications Software – 4.45%
171,702	Elastic NV *	11,040,439
759,932	Five9 Inc *	49,836,341
601,873	Microsoft Corp (a)	94,915,372
1,162,531	Smartsheet Inc, Class A *	52,220,893

		208,013,045

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2019 Fair Value
	Common Stocks (continued)
	United States (continued)
	Building Products - Cement / Aggregate – 2.19%
175,484	Martin Marietta Materials Inc (a)	$49,072,346
371,381	Vulcan Materials Co (a)	53,475,150

		102,547,496

	Coatings / Paint – 0.74%
59,193	Sherwin-Williams Co	34,541,483

	Commercial Services - Finance – 4.36%
859,321	Avalara Inc *	62,945,263
533,452	Global Payments Inc (a)	97,386,997
67,321	S&P Global Inc	18,381,999
293,767	TransUnion	25,149,393

		203,863,652

	Commercial Services – 0.64%
112,804	Cintas Corp (a)	30,353,300

	Communications Software – 2.90%
803,698	RingCentral Inc, Class A *	135,559,742

	Computer Aided Design – 10.52%
361,669	Altair Engineering Inc, Class A * (a)	12,987,534
186,509	ANSYS Inc *	48,009,282
838,499	Aspen Technology Inc * (a)	101,399,684
208,826	Autodesk Inc *	38,311,218
2,040,772	Cadence Design Systems Inc * (a)	141,547,946
1,072,055	Synopsys Inc *	149,230,056

		491,485,720

	Computer Services – 0.45%
514,491	Parsons Corp * (a)	21,238,188

	Computer Software – 1.89%
1,441,844	SS&C Technologies Holdings Inc	88,529,222

	Data Processing / Management – 0.96%
323,924	Fidelity National Information Services Inc	45,054,589

	E-Commerce / Products – 3.13%
79,148	Amazon.com Inc *	146,252,840

	Electronic Components - Semiconductors – 1.26%
600,845	Xilinx Inc	58,744,616

	Enterprise Software / Services – 3.56%
561,947	Alteryx Inc, Class A * (a)	56,234,036
505,555	Ceridian HCM Holding Inc *	34,317,073
499,776	Coupa Software Inc *	73,092,240
67,290	Datadog Inc, Class A *	2,542,216

		166,185,565

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2019 Fair Value
	Common Stocks (continued)
	United States (continued)
	Entertainment Software – 2.42%
1,290,703	Activision Blizzard Inc (a)	$76,693,572
207,738	Electronic Arts Inc * (a)	22,333,912
116,074	Take-Two Interactive Software Inc *	14,210,940

		113,238,424

	Finance - Credit Card – 3.79%
305,787	MasterCard Inc, Class A (a)	91,304,940
457,916	Visa Inc, Class A	86,042,416

		177,347,356

	Finance - Investment Banker / Broker – 0.58%
581,432	Tradeweb Markets Inc, Class A	26,949,373

	Finance - Other Services – 2.85%
145,117	CME Group Inc (a)	29,127,884
1,124,100	Intercontinental Exchange Inc (a)	104,035,455

		133,163,339

	Human Resources – 0.70%
270,766	Paylocity Holding Corp * (a)	32,713,948

	Internet Application Software – 2.58%
1,047,802	Anaplan Inc *	54,904,825
567,949	Okta Inc * (a)	65,524,276

		120,429,101

	Internet Content - Entertainment – 3.02%
687,322	Facebook Inc, Class A * (a)	141,072,841

	Linen Supply & Related Items – 0.11%
24,825	UniFirst Corp	5,014,154

	Medical - Biomedical / Genetics – 2.65%
240,327	Acceleron Pharma Inc * (a)	12,742,138
204,085	Akero Therapeutics Inc *	4,529,667
178,726	Alnylam Pharmaceuticals Inc * (a)	20,583,873
182,008	Applied Therapeutics Inc *	4,965,178
141,224	Blueprint Medicines Corp *	11,313,455
202,123	Deciphera Pharmaceuticals Inc *	12,580,136
1,146,945	Immunomedics Inc *	24,269,356
251,066	Magenta Therapeutics Inc *	3,806,161
247,159	Stemline Therapeutics Inc *	2,627,300
613,878	Ultragenyx Pharmaceutical Inc *	26,218,729

		123,635,993

	Medical - Drugs – 0.53%
414,260	TG Therapeutics Inc *	4,598,286
293,456	Tricida Inc *	11,075,029
146,872	Turning Point Therapeutics Inc *	9,148,657

		24,821,972

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2019 Fair Value
	Common Stocks (continued)
	United States (continued)
	REITS - Diversified – 3.61%
333,806	American Tower Corp (a)	$76,715,295
157,457	Equinix Inc (a)	91,907,651

		168,622,946

	Retail - Restaurants – 2.11%
82,308	Chipotle Mexican Grill Inc *	68,900,850
293,519	Yum! Brands Inc (a)	29,566,169

		98,467,019

	Semiconductor Components - Integrated Circuits – 1.75%
691,119	Analog Devices Inc (a)	82,132,582

	Semiconductor Equipment – 5.13%
532,488	Applied Materials Inc (a)	32,503,068
373,702	KLA Corp (a)	66,582,485
261,183	Lam Research Corp (a)	76,369,909
941,793	Teradyne Inc (a)	64,220,865

		239,676,327

	Therapeutics – 0.21%
205,312	Agios Pharmaceuticals Inc * (a)	9,803,646

	Total United States (cost $2,090,564,492)	$3,486,579,223

	Total Common Stock (cost $3,041,786,613)	$4,802,986,663

	Short-Term Securities – 5.07%
	United States – 5.07%
237,210,422	Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.48% (a) (b)	$237,210,422

	Total United States (cost $237,210,422)	$237,210,422

	Total Short-Term Securities (cost $237,210,422)	$237,210,422

	Total Investments in Securities (cost $3,549,237,471) - 107.83%	$5,040,197,085

	Other Liabilities in Excess of Assets - (7.83%)	$(366,177,841)

	Net Assets - 100.00%	$4,674,019,244

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.

(b)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2019. $234,523,325 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.

*	Non-income producing security.

ADR	American Depositary Receipt

REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	December 31, 2019 Percentage of Net Assets (%)
Aerospace / Defense - Equipment	3.38
Aerospace / Defense	5.50
Applications Software	4.45
Athletic Footwear	2.03
Audio / Video Products	2.77
Building Products - Cement / Aggregate	2.19
Coatings / Paint	0.74
Coffee	1.40
Commercial Services - Finance	4.36
Commercial Services	0.64
Communications Software	2.90
Computer Aided Design	10.52
Computer Services	0.45
Computer Software	1.89
Cosmetics & Toiletries	0.37
Data Processing / Management	0.96
E-Commerce / Products	8.41
Electronic Components - Semiconductors	1.26
Enterprise Software / Services	3.56
Entertainment Software	5.19

Investments in Securities - By Industry	December 31, 2019 Percentage of Net Assets (%)
Finance - Credit Card	3.79
Finance - Investment Banker / Broker	0.58
Finance - Other Services	3.97
Human Resources	0.70
Internet Application Software	2.58
Internet Content - Entertainment	3.26
Internet Content - Information / Networks	1.62
Investment Management / Advisory Services	0.15
Linen Supply & Related Items	0.11
Medical - Biomedical / Genetics	2.65
Medical - Drugs	0.53
Metal Products - Distribution	0.45
REITS - Diversified	3.61
Retail - Restaurants	2.80
Schools	1.11
Semiconductor Components - Integrated Circuits	3.49
Semiconductor Equipment	5.13
Short-Term Securities	5.07
Therapeutics	0.21
Web Hosting / Design	3.05

Total Investments in Securities	107.83%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		December 31, 2019 Fair Value
		Purchased Options – 5.88%
		Equity Options – 5.85%
		Equity Call Options – 3.78%
		Argentina – 0.53%
		E-Commerce / Services – 0.53%
$ 157,131,000	3,081	MercadoLibre Inc, 03/20/2020, $510.00	$24,956,100

		Total Argentina (cost $27,830,793)	$24,956,100

		Canada – 0.15%
		Medical - Drugs – 0.03%
10,360,000	4,144	Canopy Growth Corp, 06/19/2020, $25.00	766,640
11,396,000	4,144	Canopy Growth Corp, 06/19/2020, $27.50	530,432

			1,297,072

		Web Hosting / Design – 0.12%
11,178,000	414	Shopify Inc, Class A, 02/21/2020, $270.00	5,336,460

		Total Canada (cost $5,430,757)	$6,633,532

		United States – 3.10%
		Advertising Services – 0.33%
112,077,000	4,151	Trade Desk Inc, Class A, 07/17/2020, $270.00	15,607,760

		Aerospace / Defense – 0.01%
28,945,000	827	Boeing Co, 03/20/2020, $350.00	632,655

		Aerospace / Defense - Equipment – 0.25%
49,668,000	4,139	United Technologies Corp, 02/21/2020, $120.00	11,547,810

		Automobile - Cars / Light Trucks – 0.05%
41,527,000	41,527	Ford Motor Co, 01/15/2021, $10.00	2,283,985

		Beverages - Non-alcoholic – 0.15%
65,572,500	12,490	Coca-Cola Co, 06/19/2020, $52.50	5,120,900
41,958,000	3,108	PepsiCo Inc, 06/19/2020, $135.00	2,035,740

			7,156,640

		Commercial Services - Finance – 0.01%
31,230,000	4,164	Square Inc, Class A, 03/20/2020, $75.00	391,416

		Computers – 0.48%
239,415,000	8,706	Apple Inc, 03/20/2020, $275.00	22,287,360

		Consumer Products - Miscellaneous – 0.02%
60,276,500	4,157	Kimberly-Clark Corp, 04/17/2020, $145.00	893,755

		Cosmetics & Toiletries – 0.32%
148,896,000	12,408	Procter & Gamble Co, 01/15/2021, $120.00	14,703,480

		Diversified Manufacturing Operations – 0.03%
24,976,800	20,814	General Electric Co, 06/19/2020, $12.00	1,498,608

		E-Commerce / Products – 0.20%
69,135,000	419	Amazon.com Inc, 03/20/2020, $1,650.00	9,314,370

		E-Commerce / Services – 0.01%
23,929,500	4,558	Lyft Inc, 04/17/2020, $52.50	619,888

		Electronic Components - Semiconductors – 0.14%
46,046,000	2,093	NVIDIA Corp, 06/19/2020, $220.00	6,708,065

		Food - Miscellaneous / Diversified – 0.13%
16,608,000	2,076	Beyond Meat Inc, 08/21/2020, $80.00	2,325,120
31,285,000	6,257	General Mills Inc, 01/15/2021, $50.00	3,597,775

			5,922,895

		Internet Content - Entertainment – 0.38%
46,801,500	2,283	Facebook Inc, Class A, 03/20/2020, $205.00	2,465,640
94,705,500	3,323	Netflix Inc, 03/20/2020, $285.00	15,352,260

			17,817,900

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts			December 31, 2019 Fair Value
		Equity Call Options (continued)
		United States (continued)
		Medical - Biomedical / Genetics – 0.20%
$ 62,275,000	2,491	Amgen Inc, 06/19/2020, $250.00		$2,391,360
64,108,000	2,068	Illumina Inc, 03/20/2020, $310.00		6,969,160

				9,360,520

		REITS - Storage – 0.00%
74,280,000	3,095	Public Storage, 03/20/2020, $240.00		139,275

		Retail - Building Products – 0.37%
82,570,000	8,257	Lowe’s Cos Inc, 04/17/2020, $100.00		17,050,705

		Web Portals / ISP – 0.02%
13,468,000	104	Alphabet Inc, 06/19/2020, $1,295.00		1,144,000

		Total United States (cost $130,989,016)		$145,081,087

		Total Equity Call Options (cost $164,250,566)		$176,670,719

		Equity Put Options – 2.07%
		China – 0.04%
		Internet Content - Entertainment – 0.04%
15,530,000	3,106	Weibo Corp, 04/17/2020, $50.00		1,925,720

		Total China (cost $2,913,548)		$1,925,720

		United States – 2.03%
		Growth & Income - Large Cap – 2.03%
2,009,224,000	71,758	SPDR S&P 500 ETF Trust, 06/19/2020, $280.00		25,832,880
2,387,936,500	80,947	SPDR S&P 500 ETF Trust, 09/18/2020, $295.00		68,804,950

		Total United States (cost $104,918,947)		$94,637,830

		Total Equity Put Options (cost $107,832,495)		$96,563,550

		Total Equity Options (cost $272,083,061)		$273,234,269

		Currency Put Options – 0.03%
		United States – 0.03%
		Currency – 0.03%	Counterparty
296,101,675	296,101,675	USD / CNH, 06/19/2020, $7.20	Morgan Stanley & Co., Inc.	1,424,959

		Total United States (cost $2,043,332)		$1,424,959

		Total Currency Put Options (cost $2,043,332)		$1,424,959

		Total Purchased Options (cost $274,126,393)		$274,659,228

	ADR	American Depositary Receipt
	CNH	Chinese Renminbi Yuan
	ETF	Exchange Traded Fund
	SPDR	Standard & Poor’s Depositary Receipts
	USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options - By Industry	December 31, 2019 Percentage of Net Assets (%)	Purchased Options - By Industry	December 31, 2019 Percentage of Net Assets (%)
Advertising Services	0.33	E-Commerce / Services	0.54
Aerospace / Defense	0.01	Electronic Components - Semiconductors	0.14
Aerospace / Defense - Equipment	0.25	Food - Miscellaneous / Diversified	0.13
Automobile - Cars / Light Trucks	0.05	Growth & Income - Large Cap	2.03
Beverages - Non-alcoholic	0.15	Internet Content - Entertainment	0.42
Commercial Services - Finance	0.01	Medical - Biomedical / Genetics	0.20
Computers	0.48	Medical - Drugs	0.03
Consumer Products - Miscellaneous	0.02	REITS - Storage	0.00
Cosmetics & Toiletries	0.32	Retail - Building Products	0.37
Currency	0.03	Web Hosting / Design	0.12
Diversified Manufacturing Operations	0.03	Web Portals / ISP	0.02

E-Commerce / Products	0.20	Total Purchased Options	5.88%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		December 31, 2019 Fair Value
	Securities Sold, Not Yet Purchased – 45.63%
	Common Stocks – 45.63%
	Argentina – 0.13%
	E-Commerce / Services – 0.13%
10,257	MercadoLibre Inc	$5,866,389

	Total Argentina (proceeds $6,115,449)	$5,866,389

	Australia – 0.43%
	Enterprise Software / Services – 0.43%
168,454	Atlassian Corp PLC, Class A	20,271,754

	Total Australia (proceeds $21,111,099)	$20,271,754

	Brazil – 1.08%
	Commercial Services - Finance – 0.11%
125,295	StoneCo Ltd	4,998,018

	Finance - Credit Card – 0.97%
1,329,007	Pagseguro Digital Ltd	45,398,879

	Total Brazil (proceeds $50,180,257)	$50,396,897

	Canada – 0.33%
	Medical - Drugs – 0.33%
739,161	Canopy Growth Corp	15,586,749

	Total Canada (proceeds $30,101,468)	$15,586,749

	China – 0.69%
	Entertainment Software – 0.18%
477,362	HUYA Inc ADR	8,568,648

	Internet Content - Information / Networks – 0.08%
320,702	Tencent Music Entertainment Group ADR	3,765,041

	Metal - Aluminum – 0.06%
6,610,800	China Zhongwang Holdings Ltd	2,638,619

	Semiconductor Components - Integrated Circuits – 0.08%
2,496,500	Semiconductor Manufacturing International Corp	3,825,587

	Web Hosting / Design – 0.29%
403,593	Baozun Inc ADR	13,367,000

	Total China (proceeds $36,613,965)	$32,164,895

	France – 0.41%
	Advertising Services – 0.41%
419,742	Publicis Groupe SA	19,016,034

	Total France (proceeds $24,790,435)	$19,016,034

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2019 Fair Value
	Common Stocks (continued)
	Germany – 0.86%
	Automobile - Cars / Light Trucks – 0.86%
207,473	Bayerische Motoren Werke AG	$17,033,461
414,497	Daimler AG	22,970,522

	Total Germany (proceeds $40,063,805)	$40,003,983

	Hong Kong – 1.80%
	Commercial Banks Non-US – 0.38%
852,900	Hang Seng Bank Ltd	17,623,258

	Electric - Integrated – 0.73%
546,000	CLP Holdings Ltd	5,739,033
3,858,500	Power Assets Holdings Ltd	28,226,405

		33,965,438

	Gas - Distribution – 0.42%
10,181,483	Hong Kong & China Gas Co Ltd	19,887,853

	Wireless Equipment – 0.27%
9,102,400	Xiaomi Corp, Class B	12,593,223

	Total Hong Kong (proceeds $79,262,652)	$84,069,772

	Israel – 1.16%
	Computer Data Security – 1.16%
489,404	Check Point Software Technologies Ltd	54,304,268

	Total Israel (proceeds $58,154,432)	$54,304,268

	Japan – 2.73%
	Advertising Services – 0.15%
208,100	Dentsu Group Inc	7,228,686

	Cellular Telecommunications – 0.17%
288,200	NTT DOCOMO Inc	8,056,605

	Electric - Integrated – 0.08%
277,200	Chubu Electric Power Co Inc	3,931,942

	Gas - Distribution – 0.32%
607,000	Tokyo Gas Co Ltd	14,809,850

	Office Automation & Equipment – 1.32%
1,922,900	Canon Inc	52,843,256
587,600	Seiko Epson Corp	8,948,498

		61,791,754

	Semiconductor Equipment – 0.69%
166,200	Advantest Corp	9,420,676
102,600	Tokyo Electron Ltd	22,587,578

		32,008,254

	Total Japan (proceeds $131,984,678)	$127,827,091

	Netherlands – 0.36%
	Semiconductor Equipment – 0.36%
56,113	ASML Holding NV	16,606,081

	Total Netherlands (proceeds $16,585,214)	$16,606,081

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2019 Fair Value
	Common Stocks (continued)
	Switzerland – 0.26%
	Electronic Components - Semiconductors – 0.26%
456,606	STMicroelectronics NV	$12,287,267

	Total Switzerland (proceeds $12,294,302)	$12,287,267

	United States – 35.39%
	Advertising Agencies – 0.85%
310,976	Interpublic Group of Cos Inc	7,183,546
403,125	Omnicom Group Inc	32,661,188

		39,844,734

	Advertising Services – 1.29%
232,411	Trade Desk Inc, Class A	60,375,730

	Apparel Manufacturers – 0.69%
1,621,117	Hanesbrands Inc	24,073,587
303,548	Tapestry Inc	8,186,690

		32,260,277

	Automobile - Cars / Light Trucks – 0.36%
1,786,607	Ford Motor Co	16,615,445

	Beverages - Non-alcoholic – 1.57%
872,758	Coca-Cola Co	48,307,155
183,403	PepsiCo Inc	25,065,688

		73,372,843

	Commercial Services - Finance – 0.72%
466,000	H&R Block Inc	10,941,680
364,174	Square Inc, Class A	22,782,725

		33,724,405

	Communications Software – 0.11%
232,520	Slack Technologies Inc, Class A	5,227,050

	Computer Data Security – 0.36%
125,061	Qualys Inc	10,426,336
83,440	Varonis Systems Inc	6,484,122

		16,910,458

	Computer Software – 1.70%
166,742	Citrix Systems Inc	18,491,688
133,462	Splunk Inc	19,988,604
427,658	Teradata Corp	11,448,405
302,372	Twilio Inc, Class A	29,717,120

		79,645,817

	Consumer Products - Miscellaneous – 0.55%
188,387	Kimberly-Clark Corp	25,912,632

	Cosmetics & Toiletries – 1.20%
449,191	Proctor & Gamble Co	56,103,956

	Dental Supplies & Equipment – 0.02%
41,845	Patterson Cos Inc	856,986

	Diversified Manufacturing Operations – 0.21%
860,740	General Electric Co	9,605,858

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2019 Fair Value
	Common Stocks (continued)
	United States (continued)
	E-Commerce / Services – 0.18%
74,702	TripAdvisor Inc	$2,269,447
207,185	Uber Technologies Inc	6,161,682

		8,431,129

	Electric – Integrated – 0.81%
240,297	Consolidated Edison Inc	21,739,670
255,305	Southern Co	16,262,929

		38,002,599

	Electronic Components – Semiconductors – 4.76%
415,317	Intel Corp	24,856,722
179,931	NVIDIA Corp	42,337,764
1,211,595	Texas Instruments Inc	155,435,523

		222,630,009

	Enterprise Software / Services – 1.12%
332,277	Oracle Corp	17,604,035
212,152	Workday Inc, Class A	34,888,396

		52,492,431

	Finance – Credit Card – 0.89%
1,556,581	Western Union Co	41,685,239

	Food – Confectionery – 0.19%
83,077	JM Smucker Co	8,650,808

	Food – Miscellaneous / Diversified – 0.78%
116,297	Beyond Meat Inc	8,792,053
149,423	Campbell Soup Co	7,384,485
378,820	General Mills Inc	20,289,599

		36,466,137

	Footwear & Related Apparel – 0.15%
208,573	Wolverine World Wide Inc	7,037,253

	Health & Biotechnology – 0.38%
146,461	iShares Nasdaq Biotechnology ETF	17,650,015

	Human Resources – 0.19%
141,205	Robert Half International Inc	8,917,096

	Internet Content – Entertainment – 1.69%
244,815	Netflix Inc	79,214,790

	Internet Infrastructure Software – 0.13%
41,844	F5 Networks Inc	5,843,515

	Investment Management / Advisory Services – 1.13%
912,354	Franklin Resources Inc	23,702,957
579,869	Invesco Ltd	10,426,045
154,941	T Rowe Price Group Inc	18,878,011

		53,007,013

	Medical – Biomedical / Genetics – 1.81%
158,438	Amgen Inc	38,194,649
140,174	Illumina Inc	46,501,323

		84,695,972

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2019 Fair Value
	Common Stocks (continued)
	United States (continued)
	Medical – Drugs – 0.49%
204,686	AbbVie Inc	$18,122,898
124,013	Pfizer Inc	4,858,829

		22,981,727

	Motorcycle / Motor Scooter – 0.21%
264,724	Harley-Davidson Inc	9,845,086

	Networking Products – 0.09%
83,525	Cisco Systems Inc	4,005,859

	Office Automation & Equipment – 0.22%
276,173	Xerox Holdings Corp	10,182,499

	Real Estate Management / Services – 0.10%
497,356	Realogy Holdings Corp	4,814,406

	REITS – Diversified – 0.24%
166,717	Vornado Realty Trust	11,086,681

	REITS – Health Care – 0.69%
380,651	Healthpeak Properties Inc	13,121,040
334,146	Ventas Inc	19,293,590

		32,414,630

	REITS – Office Property – 0.51%
60,898	Boston Properties Inc	8,395,398
166,068	SL Green Realty Corp	15,258,328

		23,653,726

	REITS – Regional Malls – 0.50%
156,313	Simon Property Group Inc	23,284,384

	REITS – Shopping Centers – 0.83%
171,215	Federal Realty Investment Trust	22,040,507
260,831	Regency Centers Corp	16,455,828

		38,496,335

	REITS – Storage – 1.25%
129,719	Extra Space Storage Inc	13,700,921
209,095	Public Storage	44,528,871

		58,229,792

	Retail – Apparel / Shoes – 0.28%
36,468	Ascena Retail Group Inc	279,527
354,437	Chico’s FAS Inc	1,350,405
97,671	Children’s Place Inc	6,106,391
207,652	Gap Inc	3,671,287
427,287	Tailored Brands Inc	1,768,968

		13,176,578

	Retail – Arts & Crafts – 0.12%
700,556	Michaels Cos Inc	5,667,498

	Retail – Bedding – 0.07%
188,245	Bed Bath & Beyond Inc	3,256,639

	Retail – Home Furnishings – 0.14%
212,836	La-Z-Boy Inc	6,700,077

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2019 Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail – Major Department Stores – 0.47%
538,472	Nordstrom Inc	$22,039,659

	Retail – Miscellaneous / Diversified – 0.23%
574,717	Sally Beauty Holdings Inc	10,488,585

	Retail – Perfume & Cosmetics – 0.42%
77,869	Ulta Beauty Inc	19,711,759

	Retail – Regional Department Stores – 0.40%
44,400	Dillard’s Inc, Class A	3,262,512
299,737	Kohl’s Corp	15,271,600

		18,534,112

	Retail – Restaurants – 0.28%
335,326	Cheesecake Factory Inc	13,030,768

	Sector Fund – Technology – 1.86%
372,415	iShares Expanded Tech-Software Sector ETF	86,787,592

	Semiconductor Components - Integrated Circuits – 0.33%
250,124	Maxim Integrated Products Inc	15,385,127

	Transport - Services – 1.82%
425,638	CH Robinson Worldwide Inc	33,284,892
116,909	FedEx Corp	17,677,810
292,246	United Parcel Service Inc, Class B	34,210,314

		85,173,016

	Total United States (proceeds $1,648,977,831)	$1,654,126,732

	Total Common Stocks (proceeds $2,156,235,587)	$2,132,527,912

	Total Securities Sold, Not Yet Purchased (proceeds $2,156,235,587)	$2,132,527,912

ADR	American Depositary Receipt
ETF	Exchange Traded Funds
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	December 31, 2019 Percentage of Net Assets (%)
Advertising Agencies	0.85
Advertising Services	1.85
Apparel Manufacturers	0.69
Automobile - Cars / Light Trucks	1.22
Beverages - Non-alcoholic	1.57
Cellular Telecommunications	0.17
Commercial Banks Non-US	0.38
Commercial Services - Finance	0.83
Communications Software	0.11
Computer Data Security	1.52
Computer Software	1.70
Consumer Products - Miscellaneous	0.55
Cosmetics & Toiletries	1.20
Dental Supplies & Equipment	0.02
Diversified Manufacturing Operations	0.21
E-Commerce / Services	0.31
Electric - Integrated	1.62
Electronic Components - Semiconductors	5.02
Enterprise Software / Services	1.55
Entertainment Software	0.18
Finance - Credit Card	1.86
Food - Confectionery	0.19
Food - Miscellaneous / Diversified	0.78
Footwear & Related Apparel	0.15
Gas - Distribution	0.74
Health & Biotechnology	0.38
Human Resources	0.19
Internet Content - Entertainment	1.69
Internet Infrastructure Software	0.13
Internet Content - Information / Networks	0.08

Securities Sold, Not Yet Purchased - By Industry	December 31, 2019 Percentage of Net Assets (%)
Investment Management / Advisory Services	1.13
Medical - Biomedical / Genetics	1.81
Medical - Drugs	0.82
Metal - Aluminum	0.06
Motorcycle / Motor Scooter	0.21
Networking Products	0.09
Office Automation & Equipment	1.54
Real Estate Management / Services	0.10
REITS - Diversified	0.24
REITS - Health Care	0.69
REITS - Office Property	0.51
REITS - Regional Malls	0.50
REITS - Shopping Centers	0.83
REITS - Storage	1.25
Retail - Apparel / Shoes	0.28
Retail - Arts & Crafts	0.12
Retail - Bedding	0.07
Retail - Home Furnishings	0.14
Retail - Major Department Stores	0.47
Retail - Miscellaneous / Diversified	0.23
Retail - Perfume & Cosmetics	0.42
Retail - Regional Department Stores	0.40
Retail - Restaurants	0.28
Sector Fund - Technology	1.86
Semiconductor Components - Integrated Circuits	0.41
Semiconductor Equipment	1.05
Transport - Services	1.82
Web Hosting Design	0.29
Wireless Equipment	0.27

Total Securities Sold, Not Yet Purchased	45.63%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount (USD)	Maturity Date*		December 31, 2019 Unrealized Appreciation / Depreciation***

	Swap Contracts – 3.46%

	Total Return Swap Contracts – Appreciation – 3.91%
	Australia – 0.28%
	Commercial Banks Non-US – 0.28%
$ (33,447,041)	12/23/2024	Australia & New Zealand Banking Group Ltd	$3,236,073

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(18,326,514)	12/23/2024	Bank of Queensland Ltd	4,378,215

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Bank of Queensland Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.00%**.

(34,175,588)	12/23/2024	Westpac Banking Corp	5,259,740

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			12,874,028

	Total Australia		$12,874,028

	Belgium – 0.08%
	Medical - Drugs – 0.08%
5,328,387	2/26/2024	Galapagos NV	3,697,926

		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Galapagos NV in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Belgium		$3,697,926

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2019 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Brazil – 0.48%
	Commercial Services – Finance – 0.03%
$ (10,058,748)	1/29/2021	Cielo SA	$1,203,744

		Agreement with Morgan Stanley, dated 01/30/2019 to deliver the total return of the shares of Cielo SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 7.13%**.
	Finance - Other Services – 0.00%
76,750,251	1/29/2021	B3 SA - Brasil Bolsa Balcao	121,315

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Retail – Discount – 0.45%
51,414,455	1/29/2021	Magazine Luiza SA	21,076,477

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$22,401,536

	Japan – 0.04%
	Electric - Integrated – 0.03%
(5,826,770)	3/4/2024	Tokyo Electric Power Co Holdings Inc	1,187,554

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2019 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)

	Japan (continued)

	Office Automation & Equipment – 0.00%
$ (3,931,097)	3/4/2024	Konica Minolta Inc	$285,524

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Photo Equipment & Supplies – 0.01%
(6,253,686)	3/4/2024	Nikon Corp	681,551

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$2,154,629

	South Korea – 0.33%
	Electronic Components - Semiconductors – 0.33%
10,248,698	3/4/2024	Samsung Electronics Co Ltd	15,441,460

Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2019 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)

	South Korea (continued)

	Electronic Components - Semiconductors (continued)
$ (8,534,399)	3/4/2024	SK Hynix Inc	$33,860

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of SK Hynix Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 3.00%**.

			15,475,320

	Total South Korea		$15,475,320

	Spain – 0.48%
	Building - Heavy Construction – 0.47%
27,155,413	2/26/2024	Cellnex Telecom SA	22,060,665

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Food - Retail – 0.01%
(419,840)	2/26/2024	Distribuidora Internacional de Alimentacion SA	305,193

Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 23.38%**.

	Total Spain		$22,365,858

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2019 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Taiwan – 0.08%
	Computers - Peripheral Equipment – 0.08%
$ (13,280,563)	3/4/2024	Innolux Display Corp	$3,644,700

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.38%**.

	Total Taiwan		$3,644,700

	United Kingdom – 0.10%
	Retail - Major Department Store – 0.10%
(16,603,269)	12/11/2023	Marks & Spencer Group PLC	4,995,818

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$4,995,818

	United States – 2.04%
	Private Equity – 0.55%
31,066,792	3/4/2024	Carlyle Group LP	22,022,204

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group LP in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2019 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)

	United States (continued)

	Private Equity (continued)
$ 56,927,282	3/4/2024	KKR & Co Inc, Class A	$3,499,026

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of KKR & Co Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Web Portals / ISP – 1.49%
71,619,900	3/4/2024	Alphabet Inc, Class A	69,705,818

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$95,227,048

	Total Return Swap Contracts - Appreciation ****		$182,836,863

	Total Return Swap Contracts - Depreciation – 0.45%
	Australia – 0.04%
	Retail - Building Products – 0.04%
(37,002,679)	12/23/2024	Wesfarmers Ltd	1,874,573

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$1,874,573

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2019 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)

	Japan – 0.15%

	Electric Products - Miscellaneous – 0.04%
$ (5,101,107)	3/4/2024	Casio Computer Co Ltd	$1,728,860

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment – 0.11%
(31,617,669)	3/4/2024	Ricoh Co Ltd	5,025,109

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$ 6,753,969

	Switzerland – 0.02%

	Enterprise Software / Services – 0.02%
(12,938,672)	12/11/2023	Temenos AG	775,257

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Temenos AG in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

	Total Switzerland		$775,257

	Taiwan – 0.07%

	Electronic Components - Miscellaneous – 0.00%
(14,274,420)	3/4/2024	AU Optronics Corp	209,077

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.63%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2019 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Taiwan (continued)
	Semiconductor Components - Integrated Circuits – 0.07%
$(8,501,564)	3/4/2024	United Microelectronics Corp	$3,249,811

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.13%**.

	Total Taiwan		$3,458,888

	United Kingdom – 0.17%
	Cosmetics & Toiletries – 0.00%
(5,951,940)	2/26/2024	Unilever NV	18,171

Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Unilever NV in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

	Retail - Apparel / Shoes – 0.17%
(16,231,338)	12/11/2023	Next PLC	8,081,298

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$8,099,469

	Total Return Swap Contracts - Depreciation *****		$20,962,156

	Total Swap Contracts, net		$161,874,707

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**

The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The
Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve
Banks) with each other overnight. The variable rate indicated is as of December 31, 2019.

***

The value of the Total Return Swap Contracts is the same as the unrealized appreciation/
depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.

****	Includes all Total Return Swap Contracts in an appreciated position.
*****	Includes all Total Return Swap Contracts in a depreciated position.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	December 31, 2019 Percentage of Net Assets (%)
Building - Heavy Construction	0.47
Commercial Banks Non-U.S	0.28
Commercial Services - Finance	0.03
Computers - Peripheral Equipment	0.08
Cosmetics & Toiletries	0.00
Electric - Integrated	0.03
Electric Products - Miscellaneous	(0.04)
Electronic Components - Semiconductors	0.33
Enterprise Software / Services	(0.02)
Finance - Other Services	0.00
Food - Retail	0.01

Swap Contracts - By Industry	December 31, 2019 Percentage of Net Assets (%)
Investment Companies	0.47
Medical - Drugs	0.08
Office Automation & Equipment	(0.11)
Photo Equipment & Supplies	0.01
Private Equity	0.08
Retail - Apparel / Shoes	(0.17)
Retail - Building Products	(0.04)
Retail - Discount	0.45
Retail - Major Department Store	0.10
Semiconductor Components - Integrated Circuits	(0.07)
Web Portals / ISP	1.49

Total Swap Contracts	3.46%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2019 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts, which use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity, are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the three months ended December 31, 2019.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of December 31, 2019.

	Level 1	Level 2	Level 3	Balance December 31, 2019

Assets
Investment Securities
Common Stocks	$4,802,986,663	$ -	$-	$4,802,986,663
Short-Term Securities	237,210,422	-	-	237,210,422
Purchased Options	273,234,269	1,424,959	-	274,659,228
Total Return Swap Contracts	-	182,836,863	-	182,836,863

Total Assets	$5,313,431,354	$184,261,822	$-	$5,497,693,176

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$2,132,527,912	$ -	$-	$2,132,527,912
Total Return Swap Contracts	-	20,962,156	-	20,962,156

Total Liabilities	$2,132,527,912	$20,962,156	$-	$2,153,490,068

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2019 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless SilverBay Capital Management, LLC, investment adviser of the Fund (the “Adviser”) believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the three months ended December 31, 2019, no portfolio securities or liabilities were subject to Fair Value Determination.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2019 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a.	Total Return Swaps (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At December 31, 2019, the net amount of the fair value of the above-mentioned investments was $161,874,707.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At December 31, 2019, the fair value of the above-mentioned investments was $273,234,269.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2019 (Unaudited) (concluded)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c.	Foreign Currency Transactions (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At December 31, 2019, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At December 31, 2019, the fair value of the currency options was $1,424,959.

4.	Federal Income Tax Information

During the year ended September 30, 2019, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short- term and/or long-term losses. As of September 30, 2019, the Fund had no capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2018 and certain ordinary losses realized after December 31, 2018 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2019, the Fund incurred and elected to defer qualified late-year ordinary loss of $161,862,279

As of September 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	162,915,426
Accumulated realized capital and other losses:	(161,862,279)
Net unrealized appreciation/depreciation:	1,417,551,214

Total	$1,418,604,361

As of December 31, 2019, the estimated aggregate unrealized appreciation and the aggregate cost of investment securities for tax purposes, including securities sold, not yet purchased, options, forward contracts and swap contracts were as follows:

Excess of value over tax cost (gross appreciation)	$1,947,315,267
Excess of tax cost over value (gross depreciation)	(70,271,722)

Net unrealized appreciation	$1,877,043,545

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to December 31, 2019 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”